Note 33 - Principal subsidiaries	12 Months Ended
Dec. 31, 2025
Note 33 - Principal subsidiaries
Note 33 - Principal subsidiaries

33        Principal subsidiaries

The following is a list of Tenaris’s principal subsidiaries and its direct and indirect percentage of ownership of each controlled company at December 31, 2025, 2024 and 2023.

Company	Country of Incorporation	Main activity	Percentage of ownership at December 31, (*)
			2025	2024	2023
ALGOMA TUBES INC.	Canada	Manufacturing of welded and seamless steel pipes	100%	100%	100%
CONFAB INDUSTRIAL S.A. and subsidiaries	Brazil	Manufacturing of welded steel pipes	100%	100%	100%
DALMINE S.p.A. and subsidiaries (a)	Italy	Manufacturing of seamless steel pipes	100%	100%	100%
EXIROS B.V. and subsidiaries (b)	Netherlands	Procurement and trading services	50%	50%	50%
HYDRIL COMPANY	USA	Manufacturing and marketing of premium connections	100%	100%	100%
MAVERICK TUBE CORPORATION and subsidiaries	USA	Manufacturing of welded and seamless steel pipes	100%	100%	100%
OILFIELD SERVICES SOCIEDAD ANONIMA	Argentina	Hydraulic fracturing and coiled tubing services	100%	100%	100%
P.T. SEAMLESS PIPE INDONESIA JAYA	Indonesia	Manufacturing of seamless steel products	89%	89%	89%
SILCOTUB S.A.	Romania	Manufacturing of seamless steel pipes	100%	100%	100%
SAUDI STEEL PIPE CO. and subsidiaries (c)	Saudi Arabia	Manufacturing of welded steel pipes	48%	48%	48%
SIAT SOCIEDAD ANONIMA	Argentina	Manufacturing of welded steel pipes	100%	100%	100%
SIDERCA SOCIEDAD ANONIMA INDUSTRIAL Y COMERCIAL and subsidiaries (d)	Argentina	Manufacturing of seamless steel pipes	100%	100%	100%
TALTA - TRADING E MARKETING SOCIEDADE UNIPESSOAL LDA.	Portugal	Holding company	100%	100%	100%
TENARIS BAY CITY, INC.	USA	Manufacturing of welded and seamless steel pipes	100%	100%	100%
TENARIS CONNECTIONS BV	Netherlands	Development, management and licensing of intellectual property	100%	100%	100%
TENARIS GLOBAL SERVICES (CANADA) INC.	Canada	Marketing of steel products	100%	100%	100%
TENARIS GLOBAL SERVICES (U.S.A.) CORPORATION	USA	Marketing of steel products	100%	100%	100%
TENARIS GLOBAL SERVICES (UK) LTD	United Kingdom	Holding company and marketing of steel products	100%	100%	100%
TENARIS GLOBAL SERVICES S.A. and subsidiaries	Uruguay	Marketing, distribution of steel products and holding company	100%	100%	100%
TENARIS INVESTMENTS (NL) B.V. and subsidiaries	Netherlands	Holding company	100%	100%	100%
TENARIS GLOBAL SERVICES and INVESTMENTS S.àr.l. and subsidiaries	Luxembourg	Marketing and distribution of steel products, financial operations and holding company	100%	100%	100%
TENARIS QINGDAO STEEL PIPES LTD.	China	Processing of premium joints, couplings and automotive components	100%	100%	100%
TENARIS TUBOCARIBE LTDA.	Colombia	Manufacturing of welded and seamless steel pipes	100%	100%	100%
TUBOS DE ACERO DE MEXICO, S.A. and subsidiaries	Mexico	Manufacturing of seamless steel pipes	100%	100%	100%

(*)	All percentages rounded.

Tenaris holds 40% of Tubular Technical Services Ltd. and Pipe Coaters Nigeria Ltd., 49% of Tubulars Finishing Nigeria Limited and 60% of Tenaris Baogang Baotou Steel Pipes Ltd. Until its deconsolidation in June 2025, Tenaris held 49% of Amaja Tubular Services Limited.

(a)	Dalmine S.p.A holds 57% of Immobiliare Cultura Industriale S.R.L.
(b)	Tenaris holds 50% of the voting rights and Ternium owns the remaining 50%. Exiros provides purchase agency services and raw materials and other products to various companies controlled by or under the significant influence of San Faustin. Pursuant to the Exiros shareholders’ agreement, Tenaris recognizes Exiros’ assets, liabilities, revenue and expenses in relation to its interest in the joint operation.
(c)	Saudi Steel Pipe Company is a public company listed in the Saudi Arabian Stock Exchange (Tadāwul), Tenaris holds 47.79% and has the right to nominate the majority of the members of the board of directors, therefore Tenaris has control over SSPC. Since May 2023, Saudi Steel Pipe Co. holds 57.3% of Global Pipe Company, therefore Tenaris has control over GPC.
(d)	Until its liquidation in April 2023 Siderca held 51% of NKKTubes.